Equity Method Investment - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity in income of an equity method investee	1,337	1,552
Dividend income from an equity method investee	11,175
Cash consideration from sale of equity method investment	81,480
Gain from sale of equity method investment	68,440
Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar")
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest		40.00%
Cash dividend received from Yunnan Nepstar	25,000
Percentage of equity ownership sold	40.00%
Cash consideration from sale of equity method investment	81,480
Gain from sale of equity method investment	68,440